UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
MAXIM BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
ASSETS:
Investments in securities, market value (1)	$181,379,608
Cash	525,288
Collateral for securities loaned	37,108,251
Interest receivable	1,773,090
Subscriptions receivable	2,086,279
Receivable for investments sold	0

Total assets	222,872,516
LIABILITIES:
Due to investment adviser	70,463
Payable upon return of securities loaned	37,108,251
Redemptions payable	671,432
Payable for investments purchased	3,811,857
Payable to custodian	0

Total liabilities	41,662,003

NET ASSETS	$181,210,513

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,472,575
Additional paid-in capital	183,422,612
Net unrealized depreciation on investments	(3,727,392)
Undistributed net investment income	189,423
Accumulated net realized loss on investments	(146,705)

NET ASSETS	$181,210,513

NET ASSET VALUE PER OUTSTANDING SHARE	$12.31
(Offering and Redemption Price)
SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	14,725,750

(1) Cost of investments in securities:	$185,107,000
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED

INVESTMENT INCOME:
Interest	$4,201,767
Income from securities lending	20,460

Total income	4,222,227
EXPENSES:
Management fees	408,243

NET INVESTMENT INCOME	3,813,984

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(253,723)
Change in net unrealized depreciation on investments	(2,510,760)

Net realized and unrealized loss on investments	(2,764,483)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,049,501
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	2007	2006
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$3,813,984	$6,417,684
Net realized loss on investments	(253,723)	(185,506)
Change in net unrealized depreciation on investments	(2,510,760)	(619,781)

Net increase in net assets resulting from operations	1,049,501	5,612,397

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,624,561)	(6,313,685)

Total distributions	(3,624,561)	(6,313,685)
SHARE TRANSACTIONS:
Net proceeds from sales of shares	64,994,381	87,591,669
Reinvestment of distributions	3,624,561	6,313,685
Redemptions of shares	(39,685,695)	(81,809,766)

Net increase in net assets resulting from share transactions	28,933,247	12,095,588

Total increase in net assets	26,358,187	11,394,300
NET ASSETS:
Beginning of period	154,852,326	143,458,026

End of period (1)	$181,210,513	$154,852,326
	0	0
OTHER INFORMATION:
SHARES:
Sold	5,188,325	7,050,372
Issued in reinvestment of distributions	292,720	510,372
Redeemed	(3,170,374)	(6,586,715)

Net increase	2,310,671	974,029

(1) Including undistributed net investment income	$189,423	$0
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$12.47		$12.54	$12.83	$13.34	$13.63	$13.11
Income from Investment Operations
Net investment income	0.27		0.53	0.49	0.57	0.61	0.21
Net realized and unrealized gain (loss)	(0.17)		(0.07)	(0.23)	(0.14)	(0.19)	0.56

Total Income From
Investment Operations	0.10		0.46	0.26	0.43	0.42	0.77
Less Distributions
From net investment income	(0.26)		(0.53)	(0.50)	(0.56)	(0.61)	(0.21)
From net realized gains	0.00		0.00	(0.05)	(0.38)	(0.10)	(0.04)

Total Distributions	(0.26)		(0.53)	(0.55)	(0.94)	(0.71)	(0.25)

Net Asset Value, End of Period	$12.31		$12.47	$12.54	$12.83	$13.34	$13.63

Total Return	0.82%	w	3.81%	2.10%	3.28%	3.08%	9.69%

Net Assets, End of Period ($000)	$181,211		$154,852	$143,458	$124,850	$144,062	$202,460

Ratio of Expenses to Average Net Assets	0.50%	*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to
Average Net Assets	4.64%	*	4.39%	4.09%	4.12%	4.47%	5.01%

Portfolio Turnover Rate	16.11%	w	30.49%	24.39%	81.13%	13.66%	53.33%
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2007
UNAUDITED

BONDS
Par Value ($)	Value ($)
AEROSPACE & DEFENSE --- 0.14%
250,000 United Technologies Corp	243,292
Notes
4.375% May 1, 2010
$243,292

AGENCY --- 47.06%
1,247,848 Fannie Mae	1,208,915
5.500% January 1, 2034
907,799 Fannie Mae	899,288
6.000% October 1, 2035
1,007,910 Fannie Mae	973,893
5.500% December 1, 2035
668,894 Fannie Mae	663,041
6.000% December 1, 2035
996,018 Fannie Mae	986,680
6.000% June 1, 2036
466,496 Fannie Mae	424,209
4.500% October 1, 2036
902,426 Fannie Mae	911,202
6.500% August 1, 2036
465,398 Fannie Mae **	462,780
5.115% February 1, 2037
492,940 Fannie Mae	462,208
5.000% February 1, 2037
475,787 Fannie Mae	477,943
6.000% December 1, 2021
405,220 Fannie Mae	408,132
6.000% July 1, 2017
128,644 Fannie Mae	135,342
8.000% November 1, 2022
4,627 Fannie Mae	4,631
7.000% December 1, 2007
1,409,592 Fannie Mae	1,345,773
5.000% January 1, 2024
887,584 Fannie Mae	851,526
5.500% April 1, 2036
115,826 Fannie Mae	118,312
7.000% May 1, 2011
51,189 Fannie Mae	51,410
6.500% November 1, 2009
15,498 Fannie Mae	15,836

8.000% December 1, 2012
6,991 Fannie Mae	7,144
8.000% June 1, 2012
6.000% January 1, 2029
154,108 Fannie Mae	157,698
6.500% December 1, 2013
512,815 Fannie Mae	521,790
6.500% June 1, 2032
413,445 Fannie Mae	428,307
7.000% July 1, 2032
723,668 Fannie Mae	671,516
4.000% April 1, 2019
4,045,529 Fannie Mae	3,809,118
5.000% May 1, 2034
808,682 Fannie Mae	736,659
4.500% December 1, 2034
542,612 Fannie Mae	538,628
6.000% February 1, 2035
3,472,073 Fannie Mae	3,263,206
5.000% September 1, 2035
872,815 Fannie Mae	820,048
5.000% July 1, 2035
431,545 Fannie Mae	427,669
6.000% November 1, 2035
1,402,271 Fannie Mae	1,358,450
5.500% February 1, 2035
633,482 Fannie Mae	614,279
5.500% May 1, 2033
342,599 Fannie Mae	332,375
5.000% June 1, 2018
982,846 Fannie Mae	1,000,046
6.500% August 1, 2032
2,347,472 Fannie Mae	2,336,590
6.000% January 1, 2033
3,701,366 Fannie Mae	3,585,698
5.500% March 1, 2034
1,358,262 Fannie Mae	1,279,435
5.000% December 1, 2033
600,000 Fannie Mae **	586,907
3.250% August 15, 2008
600,000 Fannie Mae **	615,789
6.000% May 15, 2011
600,000 Fannie Mae **	628,856
7.250% January 15, 2010
1,400,000 Fannie Mae **	1,441,212
6.625% September 15, 2009
1,200,000 Fannie Mae **	1,206,763
6.000% May 15, 2008

1,000,000 Fannie Mae **	1,000,078
5.250% January 15, 2009
800,000 Fannie Mae ** ^^	788,106
5.250% September 15, 2016
700,000 Fannie Mae ** ^^	674,827
5.000% May 11, 2017
500,000 Fannie Mae ** ^^	526,015
7.125% June 15, 2010
500,000 Federal Home Loan Bank **	501,930
5.375% July 17, 2009
5.375% May 18, 2016
300,000 Federal Home Loan Bank ** ^^	297,763
5.250% June 18, 2014
449,254 Freddie Mac	445,439
6.000% June 1, 2036
820,694 Freddie Mac	792,867
5.000% August 1, 2018
1,358,166 Freddie Mac	1,388,088
6.500% November 1, 2032
855,931 Freddie Mac	827,827
5.000% December 1, 2020
999,066 Freddie Mac	963,589
5.500% May 1, 2037
1,425,121 Freddie Mac	1,409,868
6.000% January 1, 2037
437,287 Freddie Mac	422,930
5.000% May 1, 2021
646,519 Freddie Mac	607,223
5.000% July 1, 2034
1,225,673 Freddie Mac	1,185,073
5.500% February 1, 2035
100,849 Freddie Mac	105,532
7.500% May 1, 2027
166,018 Freddie Mac	169,596
6.500% April 1, 2029
692,782 Freddie Mac	684,825
5.500% February 1, 2018
1,484,325 Freddie Mac	1,414,988
4.500% March 1, 2018
731,693 Freddie Mac	720,260
5.500% May 1, 2018
1,039,483 Freddie Mac	990,528
4.500% March 1, 2019
308,971 Freddie Mac	307,039
6.000% December 1, 2033
815,964 Freddie Mac	774,793
4.500% August 1, 2020
460,674 Freddie Mac	455,707

6.000% March 1, 2036
646,949 Freddie Mac	599,348
4.000% January 1, 2021
13,744 Freddie Mac	14,347
7.500% August 1, 2030
2,215,869 Freddie Mac	2,147,391
5.500% June 1, 2033
1,451,327 Freddie Mac	1,435,453
6.000% December 1, 2036
1,468,745 Freddie Mac	1,414,355
5.500% January 1, 2037
339,521 Freddie Mac	323,091
4.500% August 1, 2019
1,000,000 Freddie Mac	973,550
5.500% June 1, 2027
878,253 Freddie Mac	871,529
6.000% April 1, 2036
1,500,000 Freddie Mac **	1,471,472
3.625% September 15, 2008
400,000 Freddie Mac **	394,160
4.750% January 18, 2011
500,000 Freddie Mac **	498,173
5.000% June 11, 2009
300,000 Freddie Mac **	343,335
6.750% March 15, 2031
200,000 Freddie Mac **	216,817
6.250% July 15, 2032
500,000 Freddie Mac **	494,764
5.450% November 21, 2013
1,000,000 Freddie Mac **	995,629
5.375% December 27, 2011
500,000 Freddie Mac **	493,311
5.250% April 18, 2016
1,500,000 Freddie Mac **	1,486,884
4.625% December 19, 2008
300,000 Freddie Mac ** ^^	285,925
4.500% January 15, 2014
400,000 Freddie Mac ** ^^	384,367
4.500% January 15, 2013
500,000 Freddie Mac ** ^^	497,174
5.125% July 15, 2012
1,000,000 Freddie Mac ** ^^	992,356
4.750% March 5, 2009
260,000 Freddie Mac ** ^^	257,954
4.875% February 9, 2010
400,000 Freddie Mac ** ^^	403,597
5.500% September 15, 2011
480,445 Freddie Mac ++	478,493

5.840% March 1, 2037
914,393 Freddie Mac ++	921,646
5.550% October 1, 2036
982,070 Freddie Mac ++	985,872
5.520% November 1, 2036
2,492,187 Freddie Mac ++	2,469,173
5.090% July 1, 2035
977,000 Freddie Mac ++	974,714
5.740% March 1, 2037
926,800 Freddie Mac ++	924,385
5.780% November 1, 2036
67,348 Ginnie Mae	72,043
9.000% April 15, 2021
109,519 Ginnie Mae	114,131
7.000% July 15, 2025
43,822 Ginnie Mae	45,928
7.500% December 15, 2025
902,973 Ginnie Mae	877,404
5.000% September 15, 2018
52,467 Ginnie Mae	56,165
9.000% January 15, 2017
904,977 Ginnie Mae II	853,052
5.000% December 20, 2035
2,715,768 Ginnie Mae II	2,631,965
5.500% February 20, 2036
500,000 Resolution Funding	679,959
9.375% October 15, 2020
$85,349,378

AGENCY MORTGAGED BACKED --- 0.54%
1,000,000 Fannie Mae	974,638
Series 2004-W1 Class 1A7
5.681% November 25, 2043
$974,638

AUTOMOBILES --- 0.28%
500,000 DaimlerChrysler NA Holding Corp	516,398
Notes
6.500% November 15, 2013
$516,398

BANKS --- 1.10%
500,000 Bank of America Corp	529,352
Subordinated Notes
7.400% January 15, 2011
500,000 US Bank NA	515,076
Subordinated Notes
6.375% August 1, 2011

500,000 Wachovia Bank NA	471,400
Subordinated Notes
4.800% November 1, 2014
500,000 Wells Fargo & Co	476,334
Senior Notes
5.125% September 15, 2016
$1,992,162

BROADCAST/MEDIA --- 0.29%
500,000 Comcast Cable Communications LLC	517,528
Senior Notes
6.750% January 30, 2011
$517,528

CANADIAN - PROVINCIAL --- 0.54%
500,000 Province of Ontario	476,262
Notes
4.375% February 15, 2013
500,000 Province of Quebec	504,243
Bonds
5.750% February 15, 2009
$980,505

CHEMICALS --- 0.52%
1,000,000 EI du Pont de Nemours & Co	949,245
Senior Unsecured Notes
5.250% December 15, 2016
$949,245

COMMERCIAL MORTGAGED BACKED --- 5.01%
1,330,000 Bear Stearns Commercial Mortgage Securities Inc ++	1,280,382
Series 2005-T20 Class A4A
5.780% October 12, 2042
1,000,000 GS Mortgage Securities Corp II	934,709
Series 2005-GG4 Class A4A
4.751% July 10, 2039
500,000 JP Morgan Chase Commercial Mortgage Securities Corp	477,305
Series 2005-LDP2 Class ASB
4.659% July 15, 2042
919,053 JP Morgan Commercial Mortgage Finance Corp	956,662
Series 2000-C9 Class A2
7.770% October 15, 2032
1,000,000 Morgan Stanley Capital I	976,424
Series 2005-IQ10 Class AAB
5.178% September 15, 2042
2,000,000 Morgan Stanley Capital I	1,948,168
Series 2007-T25 Class A3

5.514% November 12, 2049
2,000,000 Salomon Brothers Mortgage Securities VII	2,048,584
Series 2001-C1 Class A3
6.428% December 18, 2035
500,000 Wachovia Bank Commercial Mortgage Trust	472,211
Series 2004-C10 Class A4
4.748% February 15, 2041
$9,094,445

COMPUTER HARDWARE & SYSTEMS --- 0.27%
400,000 International Business Machines Corp	483,812
Debentures
8.375% November 1, 2019
$483,812

COMPUTER SOFTWARE & SERVICES --- 0.27%
500,000 Oracle Corp	492,797
Notes
5.000% January 15, 2011
$492,797

CONGLOMERATES --- 0.27%
500,000 General Electric Co	484,769
Notes
5.000% February 1, 2013
$484,769

ELECTRIC COMPANIES --- 0.79%
500,000 Jersey Central Power & Light Co	478,726
Senior Notes
6.150% June 1, 2037
500,000 Ohio Power Co	473,571
Senior Notes
4.850% January 15, 2014
500,000 Pacific Gas & Electric Co	484,345
1st Mortgage
6.050% March 1, 2034
$1,436,642

FINANCIAL SERVICES --- 2.85%
500,000 American General Finance Corp	502,443
Notes
5.850% June 1, 2013
500,000 Bank of New York Co Inc	516,864
Senior Subordinated Notes
6.375% April 1, 2012
500,000 CIT Group Inc	468,961
Senior Notes

5.000% February 13, 2014
500,000 Citigroup Inc	475,631
Subordinated Notes
5.000% September 15, 2014
250,000 General Electric Capital Corp	271,242
Notes
6.750% March 15, 2032
500,000 Household Finance Corp	513,759
Notes
6.375% October 15, 2011
500,000 JPMorgan Chase & Co	480,130
Subordinated Notes
5.125% September 15, 2014
500,000 John Deere Capital Corp	485,763
Unsecured Debentures
5.100% January 15, 2013
500,000 National Rural Utilities Cooperative Finance Corp	483,769
Collateral Trust Bonds
4.375% October 1, 2010
500,000 Washington Mutual Bank	488,626
Subordinated Notes
5.500% January 15, 2013
500,000 Washington Mutual Inc	489,167
Notes
4.000% January 15, 2009
$5,176,355

FOOD& BEVERAGES --- 0.99%
500,000 Anheuser-Busch Co Inc	470,677
Debentures
5.950% January 15, 2033
322,000 General Mills Inc	325,456
Notes
6.000% February 15, 2012
500,000 Kellogg Co	516,933
Notes
6.600% April 1, 2011
500,000 Wm Wrigley Jr Co	484,953
Senior Unsecured Notes
4.300% July 15, 2010
$1,798,019

FOREIGN BANKS --- 0.81%
500,000 KfW Bankengruppe	491,848
Notes
4.625% January 20, 2011
500,000 KfW Bankengruppe	482,614
Notes

4.875% January 17, 2017
500,000 KfW Bankengruppe	496,944
Notes
4.875% October 19, 2009
$1,471,406

FOREIGN GOVERNMENTS --- 0.74%
300,000 Government of Italy	334,153
Notes
6.875% September 27, 2023
500,000 Government of Italy	471,959
Debentures
4.500% January 21, 2015
500,000 Government of Mexico	533,250
Notes
6.750% September 27, 2034
$1,339,362

INSURANCE RELATED --- 0.52%
500,000 Allstate Corp	439,820
Bonds
5.350% June 1, 2033
500,000 MetLife Inc	510,612
Senior Notes
6.125% December 1, 2011
$950,432

INVESTMENT BANK/BROKERAGE FIRM --- 1.61%
500,000 Bear Stearns Co Inc	490,307
Notes
5.700% November 15, 2014
500,000 Credit Suisse First Boston USA Inc	517,888
Notes
6.500% January 15, 2012
500,000 Goldman Sachs Capital I	476,859
Company Guaranteed Notes
6.345% February 15, 2034
500,000 Lehman Brothers Holdings Inc	471,881
Notes
4.800% March 13, 2014
500,000 Merrill Lynch & Co Inc	494,564
Subordinated Notes
6.050% May 16, 2016
500,000 Morgan Stanley	466,920
Subordinated Notes
4.750% April 1, 2014
$2,918,419

LEISURE & ENTERTAINMENT --- 0.86%
500,000 Time Warner Inc	521,635
Company Guaranteed Bonds
6.875% May 1, 2012
500,000 Viacom Inc	528,702
Notes
7.700% July 30, 2010
500,000 Walt Disney Co	517,917
Notes
6.375% March 1, 2012
$1,568,254

MACHINERY --- 0.53%
500,000 Caterpillar Inc	496,813
Senior Notes
5.700% August 15, 2016
500,000 Dover Corp	469,265
Notes
4.875% October 15, 2015
$966,078

OIL & GAS --- 1.13%
500,000 ConocoPhillips	486,514
Company Guaranteed Bonds
5.900% October 15, 2032
500,000 PEMEX Project Funding Master Trust	507,500
Company Guaranteed Bonds
6.625% June 15, 2035
500,000 Shell International Finance	503,794
Company Guaranteed Notes
5.625% June 27, 2011
500,000 Valero Energy Corp	546,034
Notes
7.500% April 15, 2032
$2,043,842

OTHER ASSET-BACKED --- 1.10%
1,000,000 Bank of America Credit Card Trust ++	1,000,181
Series 2006-C4 Class C4
5.520% November 15, 2011
1,000,000 Citicorp Residential Mortgage Securities Inc	986,249
Series 2006-1 Class A6
5.836% July 25, 2036
$1,986,430

PAPER & FOREST PRODUCTS --- 0.55%
500,000 International Paper Co	472,166
Notes

5.300% April 1, 2015
500,000 Weyerhaeuser Co	517,328
Notes
6.750% March 15, 2012
$989,494

PERSONAL LOANS --- 0.27%
500,000 American Express Credit Corp	494,239
Notes
5.000% December 2, 2010
$494,239

RAILROADS --- 0.28%
500,000 Union Pacific Corp	505,300
Debentures
6.625% February 1, 2029
$505,300

RETAIL --- 0.82%
500,000 Home Depot Inc	468,696
Senior Unsecured Notes
5.400% March 1, 2016
500,000 Target Corp	507,948
Notes
5.875% March 1, 2012
500,000 Wal-Mart Stores Inc	515,634
Senior Notes
6.875% August 10, 2009
$1,492,278

SUPRANATIONALS --- 0.83%
500,000 European Investment Bank	485,894
Senior Unsubordinated Notes
4.125% September 15, 2010
500,000 European Investment Bank	492,055
Bonds
5.125% September 13, 2016
500,000 Inter-American Development Bank	526,120
Bonds
7.375% January 15, 2010
$1,504,069

TELEPHONE & TELECOMMUNICATIONS --- 1.23%
500,000 British Telecommunications PLC	654,393
Bonds
8.625% December 15, 2030
500,000 Deutsche Telekom International Finance BV	599,283

Company Guaranteed Bonds
8.250% June 15, 2030
500,000 Nextel Communications Inc	476,227
Bonds
5.950% March 15, 2014
500,000 Verizon New Jersey Inc	501,858
Debentures
5.875% January 17, 2012
$2,231,761

U.S. GOVERNMENTS --- 23.44%
600,000 United States of America	714,797
6.875% August 15, 2025
900,000 United States of America	1,151,508
8.000% November 15, 2021
300,000 United States of America	391,547
8.500% February 15, 2020
300,000 United States of America	396,750
8.875% February 15, 2019
500,000 United States of America	494,180
4.625% October 31, 2011
1,140,000 United States of America	1,184,086
6.500% February 15, 2010
400,000 United States of America	484,219
7.250% August 15, 2022
500,000 United States of America	600,235
7.125% February 15, 2023
700,000 United States of America ^^	698,907
4.875% August 31, 2008
800,000 United States of America ^^	786,375
4.500% November 30, 2011
400,000 United States of America ^^	395,812
4.500% May 15, 2010
800,000 United States of America ^^	798,875
4.875% October 31, 2008
1,000,000 United States of America ^^	1,007,578
5.125% June 30, 2011
900,000 United States of America ^^	814,922
4.500% February 15, 2036
500,000 United States of America ^^	485,000
3.000% February 15, 2009
1,500,000 United States of America ^^	1,419,962
4.000% February 15, 2014
1,500,000 United States of America ^^	1,444,101
2.625% March 15, 2009
500,000 United States of America ^^	485,000
3.125% April 15, 2009
500,000 United States of America ^^	490,860

3.875% May 15, 2009
500,000 United States of America ^^	491,836
4.000% June 15, 2009
800,000 United States of America ^^	780,375
3.625% July 15, 2009
500,000 United States of America ^^	485,860
3.500% August 15, 2009
300,000 United States of America ^^	286,969
4.250% August 15, 2014
1,500,000 United States of America ^^	1,431,212
4.250% November 15, 2014
1,500,000 United States of America ^^	1,448,555
3.625% June 15, 2010
500,000 United States of America ^^	486,055
3.875% July 15, 2010
500,000 United States of America ^^	495,274
4.125% August 15, 2008
500,000 United States of America ^^	488,906
4.125% August 15, 2010
500,000 United States of America ^^	474,414
4.250% August 15, 2015
500,000 United States of America ^^	485,078
3.875% September 15, 2010
500,000 United States of America ^^	490,391
4.250% October 15, 2010
500,000 United States of America ^^	512,266
5.750% August 15, 2010
800,000 United States of America ^^	803,500
5.000% August 15, 2011
2,000,000 United States of America ^^	1,997,500
4.875% February 15, 2012
1,000,000 United States of America ^^	977,422
4.375% August 15, 2012
500,000 United States of America ^^	490,625
3.250% August 15, 2008
800,000 United States of America ^^	772,438
4.250% August 15, 2013
1,200,000 United States of America ^^	1,155,281
4.250% November 15, 2013
500,000 United States of America ^^	488,985
3.375% December 15, 2008
1,100,000 United States of America ^^	1,090,977
4.375% November 15, 2008
500,000 United States of America ^^	493,985
4.500% November 15, 2010
600,000 United States of America ^^	578,719
4.500% November 15, 2015
1,000,000 United States of America ^^	986,406

4.500% February 28, 2011
1,000,000 United States of America ^^	999,531
4.875% May 15, 2009
900,000 United States of America ^^	1,003,078
6.125% November 15, 2027
800,000 United States of America ^^	914,375
6.250% May 15, 2030
500,000 United States of America ^^	513,438
5.375% February 15, 2031
1,350,000 United States of America ^^	1,560,199
7.250% May 15, 2016
500,000 United States of America ^^	632,266
8.125% August 15, 2019
400,000 United States of America ^^	534,188
8.750% August 15, 2020
800,000 United States of America ^^	888,313
6.250% August 15, 2023
500,000 United States of America ^^	499,258
4.875% May 31, 2011
1,000,000 United States of America ^^	987,734
4.875% August 15, 2016
500,000 United States of America ^^	510,821
6.000% August 15, 2009
900,000 United States of America ^^	1,028,813
6.375% August 15, 2027
$42,509,757

UTILITIES --- 0.55%
500,000 Duke Energy Corp	483,602
1st Mortgage
5.300% October 1, 2015
500,000 ONEOK Inc	521,783
Senior Notes
7.125% April 15, 2011
$1,005,385

TOTAL BONDS --- 96.19%	$174,466,491
(Cost $178,193,883)

SHORT-TERM INVESTMENTS

6,915,000 International Bank for Reconstruction & Development	6,913,117
4.970% July 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 3.81%	$6,913,117
(Cost $6,913,117)

TOTAL MAXIM BOND INDEX PORTFOLIO	$181,379,608
(Cost $185,107,000)

SHORT-TERM INVESTMENTS	Value ($)
6,915,000 International Bank for Reconstruction & Development	6,913,117
4.970% July 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 3.81%	$6,913,117
(Cost $6,913,117)
TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%	$181,379,608

(Cost $185,107,000)

Legend

# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

** Security is an agency note with maturity date and interest rated indicated.

++ Represents the current interest rate for variable rate security.

^^ A portion or all of the security is on loan at June 30 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.35% to be repurchased on 07/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim Bond Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2007 were $487,211, $478,726 and 0.27%, respectively.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000 for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $16,532,468 and $7,210,569, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $37,533,295 and $18,760,478, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2007, the U.S. Federal income tax cost basis was $184,897,227. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $370,986 and gross depreciation of securities in which there was an excess of tax cost over value of $3,888,605 resulting in net depreciation of $3,517,619.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2007, the Portfolio had securities on loan valued at $37,064,280 and received collateral of $37,108,251 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2006, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $89,837, which expire in the year 2014. The Portfolio had current year deferred post-October capital losses of $14,210.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.          CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007